Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Aug. 26, 2020	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 28, 2020	Sep. 24, 2020	Jun. 05, 2020
Related Party Transactions (Details) [Line Items]
Shares forfeited (in Shares)							1,125,000
Description of initial stockholders			The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination, and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.	The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the closing price of the Company’s shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination, and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property (the “Lock Up Period”).
Price per warrant (in Dollars per share)			$ 1.50
Aggregate purchase price			$ 8,900,000
Amount placed in the trust account			345,000,000
Total borrowings on note				$ 105,393	$ 105,393
Amount of administrative service provided to member by company			15,000	15,000
Administrative services fee paid		$ 45,000	90,000	$ 60,000
Working capital loans, description				Up to $1,500,000 of such loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the private placement warrants. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans.
Administrative services fee incurred				$ 48,000
Percentage of redeem shares				100.00%
Prepaid expenses				$ 12,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)				$ 1.50
Aggregate purchase price				$ 8,900,000
Administrative Service Agreement [Member] | Prepaid Expenses [Member]
Related Party Transactions (Details) [Line Items]
Administrative services fee incurred			12,000	12,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Amount of loans to company by sponsor			$ 300,000	$ 300,000
Directors [Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)	20,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Purchase of aggregate share (in Shares)							8,625,000
Amount of capital contribution							$ 25,000
Capital contribution per share (in Dollars per share)							$ 0.003
Number of shares holding by the sponsor (in Shares)	8,565,000
Class A Common Stock
Related Party Transactions (Details) [Line Items]
Number of shares purchased by the sponsor (in Shares)			5,933,334
Share Price			$ 11.50	$ 11.50		$ 11.50
Converted basis, percentage				20.00%
Class A Common Stock | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Number of shares purchased by the sponsor (in Shares)				5,933,334
Share Price				$ 11.50